Average Annual Total Returns - Eaton Vance Growth Trust		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Atlanta Capital Focused Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Eaton Vance Atlanta Capital Focused Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.31%	18.11%
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	8.44%	14.10%
Eaton Vance Atlanta Capital Focused Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.89%	7.54%	11.98%
Eaton Vance Atlanta Capital Focused Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	6.62%	10.95%
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	8.80%	13.85%
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	9.90%	14.99%
Eaton Vance Atlanta Capital Focused Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	9.93%	15.01%
Performance Inception Date	Jun. 30, 2023
Eaton Vance Atlanta Capital Select Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.58%
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(8.41%)	5.21%	9.93%
Eaton Vance Atlanta Capital Select Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(12.13%)	3.42%	8.77%
Eaton Vance Atlanta Capital Select Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.36%)	3.99%	8.11%
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(4.85%)	5.55%	9.70%
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		(3.10%)	6.61%	10.80%
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(3.06%)	6.66%	10.85%
Performance Inception Date	Feb. 01, 2017
Eaton Vance Atlanta Capital SMID-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Eaton Vance Atlanta Capital SMID-Cap Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%
Eaton Vance Atlanta Capital SMID-Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(10.82%)	4.97%	9.47%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(12.35%)	3.33%	7.87%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.32%)	3.91%	7.64%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(7.43%)	5.32%	9.24%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		(5.64%)	6.38%	10.33%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		(6.09%)	5.85%	9.78%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(5.58%)	6.45%	10.42%